Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 31, 2017
Income Tax Contingency [Line Items]
Reversal of deferred income tax liabilities potential withholding tax				$ 1,671,000
Corporate income tax rate	20.00%	17.00%
Change in tax rate for undistributed portion of earnings	5.00%	10.00%
Unrecognized tax benefits that if recognized would affect the effective tax rate	$ 0	$ 0	$ 0
Unrecognized tax benefits that if recognized would be offset by a valuation allowance	0	1,100,000	1,000,000
Unrecognized tax benefits, income tax penalties and interest expense	$ 0	$ 0	$ 0
Taiwan | Undistributed Foreign Earnings
Income Tax Contingency [Line Items]
Tax loss carryforward period	10 years